April 26, 2011
VIA FEDEX AND EDGAR

Re:	Vanguard Health Holding Company II, LLC, Vanguard Holding Company II, Inc. and Vanguard Health Systems, Inc. Registration Statement on Form S-4 Filed on April 8, 2011 File No. 333-173401
Rose Zukin
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Dear Ms. Zukin:
     On behalf of Vanguard Health Holding Company II, LLC (“VHS Holdco II”), Vanguard Holding Company II, Inc. (together with VHS Holdco II, the “Senior Notes Issuers”) and Vanguard Health Systems, Inc. (“Vanguard, and, collectively with the Senior Notes Issuers, the “Issuers”), we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Amendment No. 1 (“Amendment No. 1”) to the above-referenced Registration Statement relating to the offer to exchange (i) all outstanding $225,325,000 aggregate principal amount of the Senior Notes Issuers’ 8% Senior Notes due 2018 for an equal amount of 8% Senior Notes due 2018, (ii) all outstanding $350,000,000 aggregate principal amount of the Senior Notes Issuers’ 7.750% Senior Notes due 2019 for an equal amount of 7.750% Senior Notes due 2019 and (iii) all outstanding $747,219,000 aggregate principal amount at maturity of Vanguard’s 10.375% Senior Discount Notes due 2016 for an equal amount of 10.375% Senior

Ronald Soltman, Esq.
Vanguard Health Systems, Inc.
April 26, 2011

Discount Notes due 2016. The Registration Statement has been revised in response to the Staff’s comment, as well as to update certain other information.
     In addition, we are providing the following response to your comment letter, dated April 18, 2011, regarding the above referenced filing. To assist your review, we have retyped the text of the Staff’s comment in italics below. Please note that all references to page numbers in our response refer to the page numbers of Amendment No. 1. The responses and information described below are based upon information provided to us by the Company.
Exhibit 5
1.	Please note the statement on page 2 of your legal opinion, “I also have assumed that the Indentures are each a valid and legally binding obligation of the Trustee.” This is an inappropriate assumption by counsel. Please amend your filing to remove this assumption from your legal opinion.
In response to the Staff’s comment, Counsel has deleted the assumption from the legal opinion.
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          Please do not hesitate to call Risë Norman at 212-455-3080 with any questions or further comments you may have regarding this filing or if you wish to discuss the above responses.
Very truly yours,
Risë B. Norman

cc:	Vanguard Health Systems, Inc. Ronald Soltman, Esq.